Statements of Cash Flows - Significant Non-cash Transactions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Non-cash Investing and Financing Transactions [abstract]
Increase in accounts payable - other relating to acquisition of property and equipment and intangible assets	₩ 438,622	₩ 1,162,301	₩ 44,214
Increase of right-of-use assets	618,811
Investment in subsidiary from comprehensive stock exchange		₩ 129,595
Contribution in kind for investments	₩ 78,900